Schedule of market rental rates (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Interest expenses	£ 24	£ 13	£ 36	£ 20	£ 30
Lease payments	(73)	(47)	(112)	(258)	(450)
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	£ 766	£ 76	76	907	546
Additions			720		822
Transfer to lease liabilities			77		0
Effect of modification to lease terms			(24)	(788)	(82)
Interest expenses			29	15	24
Lease payments			(112)	(105)	(391)
Exchange differences			0	47	(12)
Balance at ending			£ 766	£ 76	£ 907